9800 Fredericksburg Road

San Antonio, Texas 78288

October 4, 2017

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE: USAA Mutual Funds Trust

1933 Act File No. 33-65572

1940 Act File No. 811-7852

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the registrant identified above certifies that the form of Prospectuses and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 145 to the registrant's Registration Statement filed on September 27, 2017, and the text of the Post-Effective Amendment No. 145 to the registrant's Registration Statement has been filed electronically.

Sincerely,

/s/ Daniel Mavico

Daniel Mavico

Secretary

USAA Mutual Funds Trust

Enclosures